Non-current derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of the change in non-current derivative financial liabilities
The following is a summary of the change in non-current derivative financial liabilities:

(in millions of U.S. dollars)	Rainy River	New Afton	TOTAL
CHANGE IN NON-CURRENT DERIVATIVE FINANCIAL LIABILITIES
Balance, December 31, 2020	217.9	436.1	654.0
Proceeds received	—	—	—
Settlements during the period	(26.8)	(4.8)	(31.6)
Fair value adjustments related to changes in the Company’s own credit risk(1)	(4.0)	(19.9)	(23.9)
Other fair value adjustments(2)	6.9	56.0	62.9
Balance, December 31, 2021	194.0	467.4	661.4
Less: current portion	(30.3)	(12.7)	(43.0)
Non-current portion of derivative financial liabilities	163.7	454.7	618.4
Balance, December 31, 2021	194.0	467.4	661.4
Settlements during the period(3)	(24.0)	(12.4)	(36.4)
Fair value adjustments related to changes in the Company’s own credit risk(1)	(20.3)	(48.1)	(68.4)
Other fair value adjustments(2)	25.0	(28.0)	(3.0)
Balance, December 31, 2022	174.7	378.9	553.6
Less: current portion(4)	(28.1)	—	(28.1)
Non-current portion of derivative financial liabilities	146.6	378.9	525.5
1.Fair value adjustments related to changes in the Company’s own credit risk are included in other comprehensive income.
2.Other fair value adjustments are included in the consolidated income statements.
3.Settlements during the period are on an accrual basis.
4.The current portion of the derivative financial liabilities is included in trade and other payables on the statement of financial position.